Subsequent Events (Details) - USD ($) $ in Thousands															1 Months Ended	2 Months Ended		12 Months Ended
	May. 10, 2016	May. 09, 2016	May. 06, 2016	May. 04, 2016	Apr. 14, 2016	Mar. 14, 2016	Mar. 08, 2016	Mar. 01, 2016	Feb. 04, 2016	Jan. 15, 2016	Jan. 13, 2016	Jan. 06, 2016	Jun. 26, 2015	May. 11, 2015	Apr. 21, 2016	Feb. 22, 2016	Feb. 18, 2016	Dec. 31, 2015
Subsequent Events (Textual)
Conversion of convertible promissory note, Shares																		7,528
Reverse stock split, Description													50-to-1 reverse stock split	7.5-to-1 reverse stock split				Effective May 11, 2015, June 26, 2015, January 15, 2016 and April 14, 2016 the Company effectuated a 7.5-to-1 reverse stock split, a 50-to-1 reverse stock split, a 60-to-1 reverse stock split and a 200-to-1 reverse stock split, respectively, on its issued and outstanding common stock.
Subsequent Event [Member]
Subsequent Events (Textual)
Conversion of converted promissory note, Amount			$ 84								$ 75
Conversion of convertible promissory note, Shares			69,406								812
Reverse stock split, Description					200-to-1 reverse stock split					60-to-1 reverse stock split
Subsequent Event [Member] | Board of directors [Member]
Subsequent Events (Textual)
Conversion of converted promissory note, Amount						$ 250
Conversion of convertible promissory note, Shares						47,893
Subsequent Event [Member] | Mordechai Vizel [Member]
Subsequent Events (Textual)
Accrued interest rate	8.00%
Convertible promissory note	$ 112
Debt instrument, term	1 year
Conversion price, description	The conversion price is the lesser of (i) $1.53 and (ii) 60% of the lowest daily VWAP on any trading day during the twenty-one consecutive trading days prior to conversion.
Cash prepayment	127.50%
Equity method investment, ownership percentage	4.99%
Subsequent Event [Member] | Alpha Capital Anstalt [Member]
Subsequent Events (Textual)
Accrued interest rate												8.00%
Convertible promissory note												$ 250
Debt instrument, term												1 year
Conversion price, description												The conversion price is 60% of the lowest daily VWAP on any trading day during the twenty-one consecutive trading days prior to conversion.
Cash prepayment												127.50%
Equity method investment, ownership percentage												4.99%
Subsequent Event [Member] | ALSA HOLDINGS INC. [Member]
Subsequent Events (Textual)
Conversion of convertible promissory note, Shares									9,942
Subsequent Event [Member] | VIS VIRES GROUP, INC. [Member]
Subsequent Events (Textual)
Conversion of convertible promissory note, Shares																	16,530
Subsequent Event [Member] | Black Mountain Equities Inc. [Member]
Subsequent Events (Textual)
Conversion of convertible promissory note, Shares																12,850
Subsequent Event [Member] | LG CAPITAL FUNDING, LLC [Member]
Subsequent Events (Textual)
Accrued interest rate															8.00%
Convertible promissory note															$ 150
Debt instrument, term															1 year
Conversion price, description															Upon written notice, during the first six months the Company may prepay the note with amounts ranging from 118% of principal plus interest (during days 1-30) to 148% of principal plus interest (during days 151-180).
Equity method investment, ownership percentage															4.99%
Subsequent Event [Member] | Gemini Master Fund Ltd .[Member]
Subsequent Events (Textual)
Conversion of convertible promissory note, Shares							35,458
Subsequent Event [Member] | Mtr3s Holding Ltd [Member]
Subsequent Events (Textual)
Accrued interest rate								8.00%
Convertible promissory note								$ 500
Debt instrument, term								1 year
Conversion price, description								The conversion price is the lesser of (i) $39.90 and (ii) 60% of the lowest daily VWAP on any trading day during the twenty-one consecutive trading days prior to conversion, provided, however, that the total number of shares of Common Stock issuable upon conversion of the note shall not exceed 225,225.
Cash prepayment								127.50%
Equity method investment, ownership percentage								4.99%
Conversion of convertible promissory note, Shares							132,118
Subsequent Event [Member] | SICHENZIA ROSS FRIEDMAN FERENCE LLP [Member]
Subsequent Events (Textual)
Accrued interest rate		8.00%
Convertible promissory note		$ 137
Debt instrument, term		1 year
Conversion price, description		The conversion price is the lower of (i) $0.60 and (ii) 60% of the lowest daily VWAP on any trading day during the twenty-one consecutive trading days prior to conversion.
Cash prepayment		127.50%
Equity method investment, ownership percentage		4.99%
Subsequent Event [Member] | APG Capital Holdings, LLC [Member]
Subsequent Events (Textual)
Accrued interest rate				8.00%
Convertible promissory note				$ 32
Debt instrument, term				1 year
Conversion price, description				The conversion price is 65% of the lowest trading price of the Common Stock as reported by the Trading Market on which the Company's shares are traded, for the twenty prior trading days.
Cash prepayment				150.00%
Equity method investment, ownership percentage				4.99%